Pro Forma and Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012
Interest income	$ 1,260	$ 21,885	$ 12,295	$ 61,075	[1]	$ 18,811	$ 33,759
Interest expense		3,443	298	6,993	[1]	298	704
Net Interest Income	1,260	18,442	11,997	54,082	[1]	18,513	33,055
Impairment
Other-than-temporary impairment ("OTTI") on securities				3,756	[1]
Net interest income after impairment	1,260	18,442	11,997	50,326	[1]	18,513	33,055
Change in fair value of investments in excess mortgage servicing rights	367	208	1,774	43,899	[1]	6,513	9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees		20,645		41,741	[1]
Earnings from investments in consumer loans, equity method investee		24,129		60,293	[1]
Gain on settlement of securities		11,213		11,271	[1]
Other income (loss)							8,400
Other Income	367	56,195	1,774	157,204	[1]	6,513	17,423
Expenses
General and administrative expenses		2,538	686	5,859	[1]	2,363
Legal and other professional fees	809						5,449
Audit fees	65						429
Management fee allocated by Newcastle	39		1,317	4,134	[1]	1,733	3,353
Management fee to affiliate		4,484		6,747	[1]
Incentive compensation to affiliate		4,470		5,348	[1]
Total Expenses	913	11,492	2,003	22,088	[1]	4,096	9,231
Net Income	714	63,145	11,768	185,442	[1]	20,930	41,247
Income Per Share of Common Stock
Basic		$ 0.25	$ 0.05	$ 0.73	[1]	$ 0.08
Diluted		$ 0.24	$ 0.05	$ 0.72	[1]	$ 0.08
Weighted Average Number of Shares of Common Stock Outstanding
Basic		253,072,788	253,025,645	253,041,532	[1]	253,025,645
Diluted		259,889,285	253,025,645	256,549,947	[1]	253,025,645
Dividends Declared per Share of Common Stock		$ 0.175		$ 0.245
Pro Forma Adjustments
Interest income				7,226	[2]		20,904	[2]
Interest expense				4,978	[3]		14,236	[3]
Net Interest Income				2,248			6,668
Impairment
Other-than-temporary impairment ("OTTI") on securities
Net interest income after impairment				2,248			6,668
Expenses
Management fee allocated by Newcastle				71	[4]		288	[4]
Total Expenses				71			288
Net Income				2,177			6,380
Pro Forma
Interest income				68,301			54,663
Interest expense				11,971			14,940
Net Interest Income				56,330			39,723
Impairment
Other-than-temporary impairment ("OTTI") on securities				3,756
Net interest income after impairment				52,574			39,723
Change in fair value of investments in excess mortgage servicing rights				43,899			9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees				41,741
Earnings from investments in consumer loans, equity method investee				60,293
Gain on settlement of securities				11,271
Other income (loss)							8,400
Other Income				157,204			17,423
Expenses
General and administrative expenses				5,859
Legal and other professional fees							5,449
Audit fees							429
Management fee allocated by Newcastle				4,205			3,641
Management fee to affiliate				6,747
Incentive compensation to affiliate				5,348
Total Expenses				22,159			9,519
Net Income				187,619			47,627
Income Per Share of Common Stock
Basic				$ 0.74	[5]		$ 0.19	[5]
Diluted				$ 0.73	[6]		$ 0.19	[6]
Weighted Average Number of Shares of Common Stock Outstanding
Basic				253,041,532	[5]		253,025,645	[5]
Diluted				256,549,947	[6]		253,025,645	[6]
Historical
Interest income							33,759	[1]
Interest expense							704	[1]
Net Interest Income							33,055	[1]
Impairment
Net interest income after impairment							33,055	[1]
Change in fair value of investments in excess mortgage servicing rights							9,023	[1]
Other income (loss)							8,400	[1]
Other Income							17,423	[1]
Expenses
Legal and other professional fees							5,449	[1]
Audit fees							429	[1]
Management fee allocated by Newcastle							3,353	[1]
Total Expenses							9,231	[1]
Net Income							$ 41,247	[1]

[1]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.
[2]	(B) Represents additional interest income from Agency RMBS with a face of $1.4 billion acquired subsequent to December 31, 2012. The full year of interest income was computed based on the weighted average accounting yield of the securities of 1.44%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest income of approximately $0.6 million for the nine months ended September 30, 2013 and $1.7 million for the year ended December 31, 2012, respectively.
[3]	(C) Represents additional interest expense from additional repurchase agreements with an outstanding balance of $1.7 billion used to finance the real estate securities acquired subsequent to December 31, 2012. The full year of interest expense was computed based on the weighted average rate of the repurchase agreements of 0.85%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest expense of approximately $0.8 million for the nine months ended September 30, 2013 and $2.1 million for the year ended December 31, 2012, respectively.
[4]	(D) Represents additional management fees related to the capital transactions noted herein.
[5]	(E) Basic earnings per share and weighted average number of basic shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire nine months ended September 30, 2013 and twelve months ended December 31, 2012.
[6]	(F) Diluted earnings per share and weighted average number of diluted shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire nine months ended September 30, 2013 and twelve months ended December 31, 2012. For periods prior to the spin-off on May 15, 2013, the options issued on the spin-off date as a result of the conversion of Newcastle options were treated as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The estimated fair value of these options is $XX, based on an assumed offering price of $XX, which was the last reported sale price on XX, 2013.